Dividends (Details) - USD ($) $ in Millions						6 Months Ended		12 Months Ended
	Jan. 17, 2020	May 24, 2019	Jan. 18, 2019	May 25, 2018	Jan. 19, 2018	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of dividends [Line Items]
Dividends declared for the prior year	$ 1,025	$ 1,031	$ 1,023			$ 1,025	$ 2,054
Dividends								$ 1,025	$ 2,054	$ 2,053
Interim [Member]
Disclosure of dividends [Line Items]
Dividends	$ 1,025		$ 1,023		$ 1,023
Final [Member]
Disclosure of dividends [Line Items]
Dividends		$ 1,031		$ 1,030